SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Prepaid expenses	$ 62,173
Customer deposits	$ 59,671